NATIONWIDE MUTUAL FUNDS

Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income
Fund (formerly, Nationwide BNY Mellon Disciplined
Value Fund)
Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund

Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Index Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
(formerly, Nationwide AllianzGI International
Growth Fund)
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund

Supplement dated June 20, 2023
to the Statement of Additional Information (“SAI”) dated February 28, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide Inflation-Protected Securities Fund

Effective July 1, 2023, the SAI is amended as follows:

1.	All references to, and information regarding, Gary R. Hunt, CFA are deleted in their entirety.

2.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of March 31, 2023)
Nationwide Asset Management, LLC
Nicholas J. Kern, CFA	Nationwide Inflation-Protected Securities Fund	None

3.	The subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of March 31, 2023)
Nationwide Asset Management, LLC
Nicholas J. Kern, CFA	Mutual Funds: 2 accounts, $561 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

Nationwide Global Sustainable Equity Fund, Nationwide International Small Cap Fund, and Nationwide Loomis All Cap Growth Fund (the “Funds”)

Effective immediately, the following replaces the information regarding the Funds under the heading “Investment Advisory and Other Services – Limitation of Fund Expenses” beginning on page 69 of the SAI:

•	Nationwide Global Sustainable Equity Fund to 0.90%
•	Nationwide International Small Cap Fund to 0.89%
•	Nationwide Loomis All Cap Growth Fund to 0.82%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE